Geographical and Segment Information (March 10-K Note)	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Segment Reporting [Abstract]
Geographical and Segment Information
4.	Geographical and Segment Information:

For the periods presented, the Company’s sourceof revenue was related to genomics based technology information services.  The Company’s chief operating decision-maker has been identified as the President and Chief Executive Officer, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company.

For geographical reporting, revenues are attributed to the geographic location in which the customers’ facilities are located.  Long-lived assets consist of property, plant and equipment and are attributed to the geographic location in which they are located.  For all periods presented, revenues by geographic region were all in the United States.

Additionally, all long-lived, intangible and goodwill assets are located in the United States.

Note 12.	Geographical and Segment Information

As of March 31, 2015, the Company’s sole source of revenue was related to its genomics based information technology with respect to its acquisition of CollabRx.  The Company’s chief operating decision-maker has been identified as the President and Chief Executive Officer, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company.

For geographical reporting, revenues are attributed to the geographic location in which the customers’ facilities are located.  For all periods presented, net sales by geographic region were all in the United States.

For all periods presented, total revenue was derived from our genomics based technology information activities. The Company only operates in this segment.

Revenues for each period presented are all part of continuing operations.  No revenues for the fiscal years 2015 and 2014 have been reclassified to discontinued operations.  All revenues of continuing operations are attributed to the United States.

The composition of our top five customers changed from year to year.  In fiscal year 2015, six customers accounted 78% of our revenues.   In fiscal year 2014, five customers accounted 96% of our revenues.

Long-lived assets consist of property and equipment and are attributed to the geographic location in which they are located.

All long-lived assets are located in the United States and are included in continuing operations.  There are no long-lived assets in discontinued operations.